Lease Income (Operating Lease) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 44,646	¥ 27,792
Real Estate Asset
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	23,587	10,066
Operating Lease Assets Other than Real Estate
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 21,059	¥ 17,726